Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared Cash Dividends (Detail) - Common Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Class Of Stock [Line Items]
Aggregate Payment	$ 12,865	$ 12,054
Per Share Payment	$ 0.30	$ 0.25